Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000248589 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000248589 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248589 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000248589 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	6.10%
C000248589 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000248589 | Vertiv Holdings Co., Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248589 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248589 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248589 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000248589 | DigitalOcean Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248589 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000248589 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000248589 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000248589 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000248589 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000248589 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248589 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248589 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248589 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248589 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000248590 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000248590 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	8.80%
C000248590 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000248590 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000248590 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248590 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248590 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248590 | Linde plc
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248590 | HEICO Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248590 | Citibank, New York
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248590 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000248590 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000248590 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000248590 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000248590 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000248590 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000248590 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248590 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248590 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248590 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224885 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000224885 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000224885 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000224885 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000224885 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000224885 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224885 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Total Investments	3.10%
C000224885 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224885 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224885 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000224885 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224885 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224885 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000224885 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224885 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000224885 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224885 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224885 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224885 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224885 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237925 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.80%
C000237925 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000237925 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000237925 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.10%
C000237925 | Taiwan Semiconductor Manufacturing Co. Ltd. ADR
Holdings [Line Items]
Percent of Total Investments	7.60%
C000237925 | Eaton Corp. plc
Holdings [Line Items]
Percent of Total Investments	6.50%
C000237925 | Forgent Power Solutions, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000237925 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000237925 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000237925 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237925 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000237925 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000237925 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237925 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000237925 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237925 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000237925 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237925 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237925 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237925 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228741 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228741 | Vertiv Holdings Co., Class A
Holdings [Line Items]
Percent of Total Investments	7.10%
C000228741 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000228741 | Safran S.A.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228741 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228741 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228741 | Trane Technologies plc
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228741 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228741 | KLA Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228741 | Venture Global, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228741 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000228741 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228741 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000228741 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228741 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228741 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000228741 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000228741 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228741 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228741 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.30%